Lease Liability	6 Months Ended
Jun. 30, 2022
Lease Liability
Lease liability
13.	Lease Liability

		Incremental	June 30	December 31
	Maturity	borrowing rate	2022	2021
Current	2022	10.25%	$—	$439,709
Non-current	2023‑2039	10.25%	—	1,978,997
			$—	$2,418,706

As at June 30, 2022, the Company derecognized the lease liability with a net book value of $2,570,939 (December 31, 2021 - $2,418,706) in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.

Bophelo Bio Science and Wellness (Pty) Ltd has committed to the following undiscounted minimum lease payments remaining as at June 30, 2022:

Year ended December 31:
2022 remaining	$110,689
2023	265,654
2024	265,654
2025	265,654
2026	265,654
Thereafter	3,254,264
$4,427,569